Other reserves and retained earnings - Summary of other reserves and retained earnings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		$ 12,284
Change in equity interest held by Rio Tinto	[1]					$ (165)
Own shares purchased from Rio Tinto shareholders to satisfy share options		(254)	[2]	$ (82)	[2]	(80)
Companies no longer consolidated				(2)		8
Ending balance		8,661		12,284
Parent and subsidiaries currency translation and exchange adjustments		213		(70)
Beginning balance		23,761
Tax relating to components of other comprehensive income		(325)		(153)		33
Dividends		(5,771)		(4,653)		(3,077)
Employee share options and other IFRS 2 charges to the income statement		111		98		125
Ending balance		27,025		23,761
Capital redemption reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		38		34		34
Own shares purchased and cancelled		9		4
Ending balance		47		38		34
Cash flow hedge reserve [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		32		32
Adjustment for transition to new accounting standards (note 45)		(4)
Cash flow hedge gains/(losses)		156		62		(88)
Cash flow hedge losses/(gains) transferred to the income statement		40		(62)		116
Tax on the above		(54)				4
Transfers and other movements		25
Ending balance		195		32		32
Available for sale revaluation reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		20		(126)		(139)
Adjustment for transition to new accounting standards (note 45)		(20)
Gains on available for sale securities				19		13
Losses on available for sale securities transferred to the income statement				6
Tax on the above				(1)
Transfers and other movements				122
Ending balance				20		(126)
Fair Value through Other Comprehensive Income reserve [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting standards (note 45)		8
Losses on equity investments		(11)
Transfers to retained earnings		(3)
Ending balance		(6)
Cost of Hedging Reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting standards (note 45)		26
Cost of hedging deferred to reserves during the year		(36)
Transfer of cost of hedging to the income statement		(3)
Ending balance		(13)
Other reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		11,714		11,861		11,735
Change in equity interest held by Rio Tinto						108
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options		(114)		(64)		(43)
Own shares purchased from Rio Tinto shareholders to satisfy share options		52		31		58
Deferred tax on share options		(2)		10		3
Companies no longer consolidated				(124)
Ending balance		11,650		11,714		11,861
Foreign currency translation reserve [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		12,284		9,216
Ending balance		8,661		12,284		9,216
Beginning balance		480		(2,585)		(2,491)
Parent and subsidiaries currency translation and exchange adjustments		(3,658)		2,942		(204)
Equity accounted units currency translation adjustments		(48)		34		11
Currency translation reclassified on disposal		14		78		99
Transfers and other movements				11
Ending balance		(3,212)		480		(2,585)
Retained earnings [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Change in equity interest held by Rio Tinto		60		43		40	[1]
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options		(22)		(133)
Own shares purchased from Rio Tinto shareholders to satisfy share options		(140)	[2]	(18)	[2]	(37)
Companies no longer consolidated				130
Beginning balance		23,761		21,631		19,736
Adjustment for transition to new accounting standards (note 45)		(179)
Parent and subsidiaries' profit for the year		13,125		8,423		4,298
Equity accounted units' profit after tax for the year		513		339		319
Actuarial gains/(losses)		894		1		(94)
Tax relating to components of other comprehensive income		(269)		(150)		30
Total comprehensive income for the year		14,263		8,613		4,553
Share buy-back programme		(5,423)		(2,312)
Dividends		(5,356)		(4,250)		(2,725)
Companies no longer consolidated				130
Employee share options and other IFRS 2 charges to the income statement		61		57		64
Transfer from FVOCI reserve		3
Transfers and other movements		(25)		(133)
Ending balance		$ 27,025		$ 23,761		$ 21,631

[1]	The restructure of Coal & Allied Industries Limited completed on 3 February 2016. The restructure involved the exchange of a 32.4% interest in Hunter Valley Operations mine for an additional 20% shareholding in Coal & Allied Industries Limited, increasing Rio Tinto’s shareholding of Coal & Allied Industries Limited from 80% to 100%. Rio Tinto sold its 100% interest in Coal & Allied Industries Limited on 1 September 2017.
[2]	Net of contributions received from employees for share options.